Equity (Details) - USD ($)			12 Months Ended
	Dec. 01, 2020	Nov. 08, 2019	Dec. 31, 2020	May 28, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Authorized preferred shares			100,000,000		100,000,000
Authorized ordinary shares			900,000,000		900,000,000
Ordinary shares par value (in Dollars per share)			$ 0.00005		$ 0.00005
Share split, description		the shareholders of the Company adopted the Second Amended and Restated Articles of Association to effect a 2 for 1 forward share split of the total authorized and issued and outstanding shares of the Company. The financial statements and all per share numbers have been retroactively adjusted to reflect the 2 for 1
Percentage of treasury shares		12.50%
Outstanding ordinary treasury shares		3,100,000
Surrender additional ordinary shares				6,510,000
Percentage of outstanding ordinary shares				30.00%
Initial public offering ordinary shares	5,065,000
Initial public option share	59,400
Initial public offering price per share (in Dollars per share)	$ 4.00
Underwriting expenses (in Dollars)	$ 17,300,000
Proceeds put into escrow account (in Dollars)	$ 600,000
Potential claims released	2 years
Warrants to purchase of common stock			409,952
Warrant exercise price (in Dollars per share)			$ 5.00
Warrants issuance of ordinary shares			130,312
Statutory reserve funds, description			Oriental Culture WFOE and Jiangsu Yanggu and its subsidiaries as PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital.
Restricted net assets (in Dollars)			$ 20,231,000
Equity interest ordinary shares			4,200,000